Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Commitments and contingencies
Disclosure of purchase obligation

	Obligations Due by Period
Purchase Obligations	Total	< 1 year	1-2 years	2-5 years	After 5 years
	€M	€M	€M	€M	€M
2014 Boeing Contract	7,752	1,801	5,063	888	—

Disclosure Of Finance leases

	At March 31,
	2021		2020		2019
		Present		Present		Present
		value of		value of		value of
	Minimum	Minimum	Minimum	Minimum	Minimum	Minimum
	payments	payments	payments	payments	payments	payments
	€M	€M	€M	€M	€M	€M
Due within one year	—	—	178.9	172.1	21.4	20.9
Due between two and five years	—	—	—	—	178.7	165.5
Due after five years	—	—	—	—	—	—
Total minimum lease payments	—	—	178.9	172.1	200.1	186.4
Less amounts allocated to future financing costs	—	—	—	—	(0.7)	(0.6)
Present value of minimum lease payments	—	—	178.9	172.1	199.4	185.8